JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.3%
Automobiles — 2.1%
Tesla, Inc.*(a)	315	165,270

Banks — 1.0%
East West Bancorp, Inc.	737	18,973
First Republic Bank	770	63,323

		82,296

Biotechnology — 4.3%
Amgen, Inc.	750	152,007
Exact Sciences Corp.*	843	48,876
Exelixis, Inc.*	2,680	46,153
Intercept Pharmaceuticals, Inc.*(a)	324	20,418
Regeneron Pharmaceuticals, Inc.*	140	68,214
Sage Therapeutics, Inc.*	285	8,197

		343,865

Building Products — 1.6%
Fortune Brands Home & Security, Inc.	1,341	57,990
Trane Technologies plc	835	68,979

		126,969

Capital Markets — 4.1%
BlackRock, Inc.	167	73,519
Charles Schwab Corp. (The)	3,050	102,524
Nasdaq, Inc.	644	61,105
S&P Global, Inc.	375	91,894

		329,042

Commercial Services & Supplies — 1.9%
Copart, Inc.*	778	53,274
Waste Connections, Inc.	1,216	94,260

		147,534

Communications Equipment — 0.5%
Arista Networks, Inc.*	197	39,852

Construction Materials — 0.7%
Vulcan Materials Co.	533	57,634

Containers & Packaging — 1.8%
Avery Dennison Corp.	610	62,161
Ball Corp.	1,234	79,797

		141,958

Electrical Equipment — 1.9%
AMETEK, Inc.	906	65,279
Generac Holdings, Inc.*	929	86,555

		151,834

Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A	624	45,506
Keysight Technologies, Inc.*	815	68,199
Zebra Technologies Corp., Class A*	427	78,453

		192,158

Entertainment — 3.3%
Netflix, Inc.*	290	108,782
Spotify Technology SA*	477	57,890
Take-Two Interactive Software, Inc.*(a)	795	94,289

		260,961

Health Care Equipment & Supplies — 1.7%
DexCom, Inc.*	289	77,792
Intuitive Surgical, Inc.*	119	58,980

		136,772

Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc.*(a)	1,126	20,653
UnitedHealth Group, Inc.	973	242,522

		263,175

Health Care Technology — 1.9%
Teladoc Health, Inc.*	720	111,623
Veeva Systems, Inc., Class A*	231	36,074

		147,697

Hotels, Restaurants & Leisure — 0.6%
Hilton Worldwide Holdings, Inc.	272	18,550
Las Vegas Sands Corp.	733	31,126

		49,676

Household Durables — 0.9%
Garmin Ltd.	982	73,630

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	153	19,130

Insurance — 1.4%
Progressive Corp. (The)	1,474	108,848

Interactive Media & Services — 5.9%
Alphabet, Inc., Class C*	344	399,431
Facebook, Inc., Class A*	446	74,309

		473,740

Internet & Direct Marketing Retail — 6.7%
Amazon.com, Inc.*	257	501,858
Booking Holdings, Inc.*	27	35,785

		537,643

IT Services — 9.0%
Booz Allen Hamilton Holding Corp.	1,294	88,813
Fiserv, Inc.*	906	86,023
Global Payments, Inc.	962	138,721
Mastercard, Inc., Class A	878	212,114
MongoDB, Inc.*(a)	194	26,543
PayPal Holdings, Inc.*	1,436	137,492
Shopify, Inc., Class A (Canada)*	75	31,186

		720,892

Life Sciences Tools & Services — 2.1%
Illumina, Inc.*	216	58,967
Mettler-Toledo International, Inc.*	32	22,027
Thermo Fisher Scientific, Inc.	291	82,556

		163,550

Machinery — 1.9%
Ingersoll Rand, Inc.*	1,410	34,977
Nordson Corp.	412	55,662
Stanley Black & Decker, Inc.	577	57,730

		148,369

Media — 0.6%
New York Times Co. (The), Class A(a)	1,614	49,572

Pharmaceuticals — 1.5%
Catalent, Inc.*	1,265	65,706
Jazz Pharmaceuticals plc*	490	48,853
TherapeuticsMD, Inc.*	4,765	5,051

		119,610

Professional Services — 1.7%
FTI Consulting, Inc.*(a)	656	78,509
IHS Markit Ltd.	977	58,614

		137,123

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — (continued)
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A*	1,386	52,258

Road & Rail — 1.4%
Lyft, Inc., Class A*	1,361	36,532
Old Dominion Freight Line, Inc.(a)	582	76,397

		112,929

Semiconductors & Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc.*	2,883	131,128
Enphase Energy, Inc.*(a)	1,129	36,443
Entegris, Inc.	1,066	47,734
Lam Research Corp.	338	81,096
Microchip Technology, Inc.(a)	357	24,211
NVIDIA Corp.	491	129,401
QUALCOMM, Inc.	1,792	121,249
Xilinx, Inc.	472	36,749

		608,011

Software — 14.1%
Intuit, Inc.	389	89,401
Medallia, Inc.*(a)	1,512	30,309
Microsoft Corp.	3,772	594,803
salesforce.com, Inc.*	714	102,730
ServiceNow, Inc.*	279	79,927
Slack Technologies, Inc., Class A*(a)	675	18,114
Splunk, Inc.*	290	36,556
Synopsys, Inc.*	478	61,511
Trade Desk, Inc. (The), Class A*(a)	341	65,890
Zscaler, Inc.*(a)	817	49,705

		1,128,946

Specialty Retail — 5.4%
Home Depot, Inc. (The)	964	179,970
National Vision Holdings, Inc.*	1,159	22,515
O’Reilly Automotive, Inc.*	219	65,870
Ross Stores, Inc.	1,181	102,711
Tractor Supply Co.	691	58,458

		429,524

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	1,421	361,282

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.*(a)	248	46,970

TOTAL COMMON STOCKS (Cost $5,472,409)		7,928,720

SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13%(b)(c) (Cost $51,971)	51,996	52,002

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96%(b)(c)	181,946	181,909
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35%(b)(c)	62,437	62,437

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $244,348)		244,346

TOTAL SHORT-TERM INVESTMENTS (Cost $296,319)		296,348

Total Investments — 103.0% (Cost $5,768,728)		8,225,068
Liabilities in Excess of Other Assets — (3.0)%		(243,083)

Net Assets — 100.0%		7,981,985

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $240,241,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,225,068	$—	$—	$8,225,068

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$214,350	$2,337,671	$2,500,000	$(29)	$10	$52,002	51,996	$2,856	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a) (b)	157,046	1,289,000	1,264,001	(120)	(16)	181,909	181,946	2,560	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.350% (a) (b)	36,180	1,040,168	1,013,911	—	—	62,437	62,437	422	—

Total	$407,576	$4,666,839	$4,777,912	$(149)	$(6)	$296,348		$5,838	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of March 31, 2020.